Cover	Aug. 30, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity File Number	001-40167
Entity Registrant Name	Iris Acquisition Corp
Entity Central Index Key	0001831874
Entity Tax Identification Number	85-3901431
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3rd Floor Zephyr House
Entity Address, Address Line Two	122 Mary Street, George Town
Entity Address, Address Line Three	PO Box 10085
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001
City Area Code	971
Local Phone Number	4 3966949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Tribe Capital Growth Corp I
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value and one-fourth of one Redeemable Warrant
Trading Symbol	IRAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001
Trading Symbol	IRAA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock, $11.50 per share
Trading Symbol	IRAAW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2700 19th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110